Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$56,619,262.72	0.3747635	$43,906,523.43	0.2906177	$12,712,739.29
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$129,769,262.72	0.0858700	$117,056,523.43	0.0774578	$12,712,739.29

Weighted Avg. Coupon (WAC)	4.57%		4.60%
Weighted Avg. Remaining Maturity (WARM)	20.33		19.53
Pool Receivables Balance	$161,894,462.01		$149,067,535.20
Remaining Number of Receivables	26,750		25,362

Adjusted Pool Balance	$160,896,459.53		$148,183,720.24

III. COLLECTIONS

Principal:
Principal Collections	$12,553,673.81
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$219,267.11
Total Principal Collections	$12,772,940.92

Interest:
Interest Collections	$605,572.31
Late Fees & Other Charges	$42,923.27
Interest on Repurchase Principal	$-
Total Interest Collections	$648,495.58

Collection Account Interest	$3,333.28
Reserve Account Interest	$2,207.41
Servicer Advances	$-

Total Collections	$13,426,977.19

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Hyundai Auto Receivables Trust 2012-C

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$13,426,977.19
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$21,208,776.39

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$134,912.05	$-	$134,912.05	$134,912.05
Collection Account Interest					$3,333.28
Late Fees & Other Charges					$42,923.27
Total due to Servicer					$181,168.60

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$34,443.38		$34,443.38

Total Class A interest:		$34,443.38		$34,443.38	$34,443.38

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$13,133,441.37

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$12,712,739.29

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$12,712,739.29
Class A Notes Total:	$12,712,739.29	$12,712,739.29
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$12,712,739.29	$12,712,739.29

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			420,702.08

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$998,002.48
Beginning Period Amount	$998,002.48
Current Period Amortization	$114,187.52
Ending Period Required Amount	$883,814.96
Ending Period Amount	$883,814.96
Next Distribution Date Amount	$779,148.66

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	19.35%	21.01%	21.01%

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Hyundai Auto Receivables Trust 2012-C

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.62%	24,758	96.46%	$143,796,316.74
30 - 60 Days	1.88%	478	2.76%	$4,119,831.69
61 - 90 Days	0.39%	100	0.63%	$937,161.07
91-120 Days	0.10%	26	0.14%	$214,225.70
121 + Days	0.00%	0	0.00%	$-
Total		25,362		$149,067,535.20

Delinquent Receivables 30+ Days Past Due
Current Period	2.38%	604	3.54%	$5,271,218.46
1st Preceding Collection Period	2.13%	570	3.20%	$5,185,759.59
2nd Preceding Collection Period	2.04%	568	3.03%	$5,322,915.94
3rd Preceding Collection Period	2.10%	610	3.16%	$6,045,600.85
Four-Month Average	2.16%		3.23%

Repossession in Current Period		17		$147,870.16
Repossession Inventory		53		$100,180.92

Current Charge-Offs
Gross Principal of Charge-Offs				$273,253.00
Recoveries				$(219,267.11)
Net Loss				$53,985.89

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.40%

Average Pool Balance for Current Period				$155,480,998.61

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.42%
1st Preceding Collection Period				-0.29%
2nd Preceding Collection Period				-0.40%
3rd Preceding Collection Period				0.50%
Four-Month Average				0.06%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	30	2,495	$36,289,138.48
Recoveries	34	2,320	$(23,646,786.82)
Net Loss			$12,642,351.66
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	19	2,058	$12,796,711.52
Average Net Loss for Receivables that have experienced a Net Loss			$6,218.03

Principal Balance of Extensions			$765,738.49
Number of Extensions			86

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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